Condensed Consolidated Interim Balance Sheet (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Class A Subordinate Voting Shares [Member]
Voting shares, no par value
Voting shares, shares authorized	Unlimited	Unlimited	Unlimited
Voting shares, shares issued	8,746,491	7,825,571	3,205,319
Voting shares, shares outstanding	8,746,491	7,825,571	3,205,319
Class B Proportionate Voting Shares [Member]
Voting shares, no par value
Voting shares, shares authorized		Unlimited	Unlimited
Voting shares, shares issued			370,370
Voting shares, shares outstanding			370,370